STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Percentage of minimum allocation to fund general reserve funds, after tax profits	10.00%
Percentage of maximum allocation to fund general reserve funds, reserve registered capital	50.00%
Amount of appropriations to reserves	¥ 0	¥ 0
Paid-in capital, capital reserve and statutory reserves not available for distribution	14,536,140	8,283,560
Statutory reserve fund	¥ 218,082	¥ 168,541